Operating Costs and Non-underlying Items - Summary of Non-underlying Items Related to Gross Profit and Operating Costs (Detail) - EUR (€) € in Millions		12 Months Ended
	Jul. 02, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of non underlying items [Abstract]
Non-underlying items within operating profit before tax		€ 3,176	€ (543)	€ (823)
Acquisition and disposal-related costs		76	(159)	(132)
Gain/(loss) on disposal of group companies	€ 4,331	4,331	334	(95)
Restructuring costs		(914)	(638)	(578)
Impairments and other one-off items		(317)	(80)	(18)
Tax on non-underlying items within operating profit		(259)	77	213
Non-underlying items within operating profit after tax		2,917	(466)	(610)
Non-underlying items not in operating profit but within net profit before tax		154	(382)
Premium paid on buyback of preference shares			(382)
Share of gain on disposal of Spreads business in Portugal JV		32
Net monetary gain arising from hyperinflationary economies		122
Tax impact of non-underlying items not in operating profit but within net profit		(29)	578
Tax on premium paid on buyback of preference shares (non deductible)		0	0	0
Impact of US tax reform		(29)	578
Non-underlying items not in operating profit but within net profit after tax		125	196
Non-underlying items after tax		3,042	(270)	(610)
Attributable to:
Non-controlling interest		18	(8)	(9)
Shareholders' equity		€ 3,024	€ (262)	€ (601)